Contingent liabilities and legal proceedings	6 Months Ended
Sep. 30, 2025
Contingent liabilities and legal proceedings
Contingent liabilities and legal proceedings
11	Contingent liabilities and legal proceedings
Note 29 ‘Contingent liabilities and legal proceedings’ to the consolidated financial statements of Vodafone Group Plc for the year ended 31 March 2025 sets forth the Group’s contingent liabilities and legal proceedings as of 31 March 2025. There have been no material changes to the Group’s contingent liabilities or legal proceedings during the period covered by this report, except as disclosed below.
Legal proceedings
VISPL tax claims
In 2025, Vodafone India Services Private Limited (‘VISPL’) participated in a tax amnesty scheme to resolve historical tax disputes with the Indian tax authority predominantly relating to Vodafone’s acquisition of Hutchison Essar (later renamed as ‘Vodafone India Limited’). The scheme concluded in July resulting in an income statement tax charge of
€
185
million and a net cash outflow of
€
114
million after applying credits and offsets. All corporate guarantees provided by Vodafone International Holdings B.V. have now been discharged and all related court proceedings have now been fully withdrawn or closed, including those before the Supreme Court.
Germany: investigation by competition authority regarding 1&1
In December 2021 1&1 entered into an agreement with Vantage Towers for the provision of infrastructure for tower sites. Vantage Towers sub-contracted
certain aspects of the delivery under the agreement to Vodafone Germany.
In March 2023, Vodafone Germany and Vodafone Group (together ‘Vodafone’) were informed that 1&1 had submitted a complaint to the Bundeskartellamt (‘BkA’), the competition authority in Germany, alleging infringements of competition law. Following the start of a formal investigation in June 2023, the BkA issued a Statement of Objections on 11 April 2025 with its view that the delayed provision by Vodafone and Vantage Towers of the contractually agreed tower sites acted as an obstacle to 1&1’s market entry and an abuse of relative market power. Vodafone submitted its response to the Statement of Objections to the BkA on 2 July 2025. Vodafone has received a letter from the BkA stating that, if an infringement decision is issued, it is likely to include an order for disgorgement of the alleged economic advantage obtained as a result of the alleged infringement.
While the outcome is uncertain, the Group believes it has strong defences and that it is probable no present obligation exists.

South Africa: Kenneth Makate v Vodacom (Pty) Limited
Mr Kenneth Makate, a former employee of Vodacom Pty Limited (‘Vodacom South Africa’), started legal proceedings in 2008 claiming compensation for a business idea that led to the development of a service known as ‘Please Call Me’ (‘PCM’).
In April 2016, the Constitutional Court of South Africa (‘the Constitutional Court’) ordered the parties to negotiate, in good faith, and agree a reasonable compensation amount payable to Mr Makate or, in the event of a deadlock, for the matter to be referred to Vodacom Group’s Chief Executive Officer (‘the CEO’) to determine such compensation amount. In accordance with the Constitutional Court order, and after negotiations failed, the CEO issued his determination on 9 January 2019. The CEO’s award of
R47million (
€
2.3
million) was rejected by Mr Makate, who subsequently challenged the CEO’s determination of the compensation amount through the courts.
In February 2024, the Supreme Court of Appeal (‘the SCA’) ruled that Mr Makate was entitled to a compensation amount in the range between 5% - 7.5% of revenues earned by Vodacom South Africa from its PCM service, plus interest, from March 2001 to the date of the judgement.
Vodacom South Africa appealed this judgement to the Constitutional Court and the SCA’s judgement and order was set aside in July 2025. The matter was remitted to the SCA and was due to be reheard by a differently constituted panel of judges on 18 November 2025.
On 4 November 2025, a settlement between Vodacom South Africa and Mr Makate was agreed. Vodacom South Africa has notified the SCA of the withdrawal of its appeal. The settlement, which is for an immaterial amount, has been accounted for in the Group’s interim results for the six months ended 30 September 2025.
UK: Phones 4U in Administration v Vodafone Limited, Vodafone Group Plc and Others
In December 2018, the administrators of former UK indirect seller, Phones 4U, sued the three main UK mobile network operators (‘MNOs’), including Vodafone, and their parent companies in the English High Court. The administrators alleged collusion between the MNOs to withdraw their business from Phones 4U thereby causing its collapse. The trial on liability took place from May to July 2022. On 10 November 2023, the High Court issued a judgement in Vodafone’s favour and rejected Phones 4U’s allegations that the defendants were in breach of competition law, consistent with Vodafone’s previously stated position that a present obligation does not exist. Phones 4U was granted permission to appeal and the appeal hearing took place before the Court of Appeal from
19 - 23 May 2025.
The Court of Appeal rejected all of Phones 4U’s grounds of appeal in a judgement delivered on 11 July 2025. Phones 4U has confirmed that it does not intend to seek permission to appeal to the Supreme Court.
UK: Mr Justin Gutmann v Vodafone Limited and Vodafone Group Plc
In November 2023, Mr Gutmann issued claims in the Competition Appeal Tribunal (‘CAT’) seeking permission, as a proposed class representative, to bring collective proceedings on an opt-out basis against the four UK mobile network operators (‘MNOs’) and, in the case of Vodafone Limited and EE Limited, their respective parent companies. Vodafone Group Plc and Vodafone Limited are named defendants to one of the claims with an alleged value of £1.4 billion (
€
1.6
billion), including interest. Hutchison 3G UK Limited (‘Three’), which merged with Vodafone Limited in May 2025, is also a named defendant to the claim with an alleged value of £
507
 million (
€
578
 million), including interest. It is alleged that Vodafone, Three, and the other MNOs used their alleged market dominance to overcharge customers after the expiry of the minimum terms of certain mobile contracts (referred to as a ‘loyalty penalty’). A hearing took place before the CAT from 31 March to 2 April 2025 to determine Mr Gutmann’s application for certification of the class and Vodafone and Three’s applications for strike out of certain parts of the claim based on limitation. The decision is expected later this year.
Taking into account all available evidence at this stage, the Group’s assessment is that the allegations are without merit and it intends to defend the claim. The Group is currently unable to estimate any possible loss in regards to this issue but, while the outcome is uncertain, the Group believes it is probable that no present obligation exists.